State Tax-Free Income Trust	07/01/2009 - 06/30/2010

ICA File Number: 811-04521
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price State Tax-Free Income Trust

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2009 to 06/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 26, 2010

========================== Georgia Tax-Free Bond Fund ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

==================== Maryland Short-Term Tax-Free Bond Fund ====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= Maryland Tax-Free Bond Fund ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= Maryland Tax-Free Money Fund =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

======================== New Jersey Tax-Free Bond Fund =========================

NEW JERSEY ECON. DEVELOPMENT AUTHORITY 6.375PCT. DUE NOV. 1, 2031

Ticker:       N/A            Security ID:  645916NH6
Meeting Date: JUN 7, 2010    Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders approve waiver.                 N/A       Yes          Management

========================= New York Tax-Free Bond Fund ==========================

ALBANY IDA COLLEGE OF PHARMACY 5.625 PCT. 12/1/34

Ticker:       N/A            Security ID:  012440GT4
Meeting Date: OCT 14, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     The Albany College of Pharmacy and      N/A       Take No      Management
      Health Sciences requests bondholders              Action
      consents to release land under the City
      of Albany Industrial Development Agency
      Civic Facility Revenue Bonds (Albany
      College of Pharmacy Project), Series
      2004A & Series 2004B Bonds.

========================= New York Tax-Free Money Fund =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

========================= Virginia Tax-Free Bond Fund ==========================

JAMES CITY CO ECON DEV RES 5.4 PCT.

Ticker:       N/A            Security ID:  47029WAV9
Meeting Date: NOV 11, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     James City County VA Economic Dev       N/A       Yes          Management
      Authority is soliciting consents
      related to amendments to various
      financing documents.

--------------------------------------------------------------------------------

JAMES CITY CO ECON DEV RES 5.5 PCT.

Ticker:       N/A            Security ID:  47029WAW7
Meeting Date: NOV 11, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     James City County VA Economic Dev       N/A       Yes          Management
      Authority is soliciting consents
      related to amendments to various
      financing documents.

================================ END NPX REPORT ================================